Revenue - Schedule of Disaggregation of Revenue (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Total net revenue	$ 41,885,000	$ 50,609,000	$ 76,696,000	$ 101,071,000	$ 191,221,000	$ 195,766,000	$ 173,165,000
Add back: Contract amortization, net	2,715,000	3,067,000	5,174,000	146,000	7,419,000	14,301,000	8,060,000
Less: Lease revenue	(1,947,000)	(2,415,000)	(3,735,000)	(5,032,000)	(8,540,000)	(10,096,000)	(10,147,000)
Less: Investment, dividend, interest and other income	(938,000)	(1,106,000)	(1,204,000)	(1,247,000)	(3,740,000)	(5,694,000)	(7,760,000)
Total revenue from contracts with customers	41,715,000	50,155,000	76,931,000	94,938,000	186,360,000	194,277,000	163,318,000
Energy sales
Disaggregation of Revenue [Line Items]
Total net revenue	34,805,000	45,030,000	65,642,000	84,173,000	159,638,000	156,908,000	138,530,000
RECs and other incentives
Disaggregation of Revenue [Line Items]
Total net revenue	4,498,000	5,070,000	7,966,000	9,907,000	22,896,000	28,317,000	20,771,000
Investment Management revenue
Disaggregation of Revenue [Line Items]
Total net revenue	4,373,000	2,286,000	6,891,000	5,546,000	11,482,000	18,757,000	13,490,000
Other revenue
Disaggregation of Revenue [Line Items]
Total net revenue	924,000	1,290,000	1,371,000	1,591,000	4,624,000	6,085,000	8,434,000
Contract amortization, net
Disaggregation of Revenue [Line Items]
Total net revenue	$ (2,715,000)	$ (3,067,000)	$ (5,174,000)	$ (146,000)	$ (7,419,000)	$ (14,301,000)	$ (8,060,000)